Income Taxes - Components of Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current income taxes:
Federal	$ 0
State and local	0
Foreign	2,708
Total current	2,708
Deferred income taxes:
Federal	0
State and local	0
Foreign	211
Total deferred	211
Income tax (benefit) expense	$ 2,919	$ 0